Inventories	12 Months Ended
Mar. 31, 2020
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 4 – INVENTORIES

Inventories consisted of the following as of March 31, 2020 and 2019:

	As of March 31,	As of March 31,
	2020	2019
Raw materials	$1,647,667	$1,696,353
Work in process	-	40,143
Finished goods	381,739	234,239
Total	$2,029,406	$1,970,735

No lower of cost or net realizable value adjustment was recorded as of March 31, 2020 and 2019, respectively.

There were no write-downs recognized of inventories for the year ended March 31, 2019. The inventory write-downs for the year ended March 31, 2020 was $117,753.